CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 32,806	$ 36,051	$ 46,571
Cost of revenues	(16,059)	(16,970)	(22,605)
Gross profit	16,747	19,081	23,966
Operating expenses
Research and development expenses	(878)	(923)	(1,810)
Sales and marketing expenses	(7,118)	(17,280)	(18,588)
General and administrative expenses	(26,058)	(10,838)	(16,180)
Impairment of long-lived assets	(53)	(1,684)	(1,844)
Impairment of goodwill			(9,834)
Total operating expenses	(34,107)	(30,725)	(48,256)
Operating loss	(17,360)	(11,644)	(24,290)
Interest income	1,083	1,162	711
Interest expense	(511)	(193)	(61)
Other losses, net	(7,210)	(2,299)	(18,417)
Loss from continuing operations before share of loss from an equity investee and income tax expense	(23,998)	(12,974)	(42,057)
Share of losses from an equity investee	(76)	(61)	(75)
Income tax (expense)/credit	68	(648)	(1,560)
Net loss from continuing operations	(24,006)	(13,683)	(43,692)
Net loss attributable to non-controlling interests	71	103	1
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(23,935)	(13,580)	(43,691)
Discontinued operations
Loss from operations of discontinued operations	(7,666)	(25,188)	(171,856)
Income tax credit/(expense)	(23)	1	12,742
Gain on disposal of discontinued operations	2,585
Net loss from discontinued operations	(5,104)	(25,187)	(159,114)
Net loss attributable to non-controlling interests	32	77	1,930
Net loss from discontinued operations attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(5,072)	(25,110)	(157,184)
Net loss	(29,110)	(38,870)	(202,806)
Other comprehensive loss:
Change in net retirement benefits plan - prior service cost		(32)
Foreign currency translation adjustment, net of US$nil tax	3,749	(3)	(5,060)
Comprehensive loss	(25,361)	(38,905)	(207,866)
Comprehensive loss attributable to non-controlling interests	2,768	232	2,045
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (22,593)	$ (38,673)	$ (205,821)
Net loss per share attributable to iClick Interactive Asia Group Limited - Basic
Continued operations	$ (0.52)	$ (0.26)	$ (0.86)
Discontinued operations	(0.11)	(0.49)	(3.12)
Net loss per share attributable to iClick Interactive Asia Group Limited - Diluted
Continued operations	(0.52)	(0.26)	(0.86)
Discontinued operations	$ (0.11)	$ (0.49)	$ (3.12)
Weighted average number of ordinary shares used in per share calculation:
- Basic	45,806,953	51,118,300	50,420,225
- Diluted	45,806,953	51,118,300	50,420,225